Intellectual property (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2015 USD ($)
Intellectual property
Estimated Useful Life Of Asset	20 years	15 years
Annual Amortization Expense 2022	$ 13,781	$ 1.7
Amortization Expense Total	$ 68,902	$ 8.5